Property, Plant and Equipment	6 Months Ended
Mar. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Property, Plant and Equipment

6. PROPERTY, PLANT AND EQUIPMENT

During the six months ended March 31, 2024 and 2023, the Company acquired property, plant and equipment with costs of €32.0 million and €50.3 million, respectively. The additions in the six months ended March 31, 2024 mainly related to investments in a production facility in Pasewalk, Germany, and a production facility in Arouca, Portugal.